Document and Entity Information	Apr. 30, 2024
Prospectus:
Document Type	497
Entity Central Index Key	0001318342
Entity Registrant Name	Investment Managers Series Trust
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Period End Date	Dec. 31, 2023
Document Creation Date	Mar. 21, 2025
Document Effective Date	Mar. 21, 2025
Prospectus Date	Apr. 30, 2024
Bramshill Multi-Strategy Income Fund | Class A Shares
Prospectus:
Trading Symbol	BDKAX
Bramshill Multi-Strategy Income Fund | Class C Shares
Prospectus:
Trading Symbol	BDKCX
Bramshill Multi-Strategy Income Fund | Class T Shares
Prospectus:
Trading Symbol	BDKDX
Bramshill Multi-Strategy Income Fund | Institutional Class Shares
Prospectus:
Trading Symbol	BDKNX